Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2019
Securities borrowed, lent and subject to repurchase agreements
15 Securities borrowed, lent and subject to repurchase agreements
end of	2019	2018
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	78,835	77,770
Deposits paid for securities borrowed	28,162	39,325
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	106,997	117,095
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	21,741	20,305
Deposits received for securities lent	5,792	4,318
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,533	24,623
Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, a significant portion of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2019 and 2018.